Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Jin Medical International Ltd [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash	$ 6,914	$ 231,811
Short-term investments	4,047,500	4,545,000
Prepaid expenses and other current assets	500,000	18,750
Intercompany receivable	1,260,700	1,260,100
Total current assets	5,815,114	6,055,661
Non-current assets
Income from investment in subsidiaries and VIE	14,403,422	12,971,378
Total assets	20,218,536	19,027,039
LIABILITIES
Intercompany payable	758,693	758,493
Total liabilities	896,306	896,106
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00005 par value, 1,000,000,000 shares authorized, 156,547,100 shares were issued and outstanding as of September 30, 2025 and 2024, respectively	7,827	7,827
Additional paid-in capital	6,669,334	6,669,334
Retained earnings	12,645,069	11,453,772
Total shareholders’ equity	19,322,230	18,130,933
Total liabilities and shareholders’ equity	20,218,536	19,027,039
Related Party
LIABILITIES
Due to a related party	$ 137,613	$ 137,613